Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Net income attributable to Vistaprint N.V.	$ 43,696	$ 29,435	$ 43,994
Other comprehensive income (loss):
Net income	43,316	29,435	43,994
Foreign currency translation attributable to Vistaprint N.V.	8,019	(910)	(23,609)
Net unrealized (loss) gain on derivative instruments designated and qualifying as cash flow hedges	(1,285)	483	0
Amounts reclassified from accumulated other comprehensive income to net income on derivative instruments	396	(397)	0
Unrealized gain on available-for-sale-securities	9,246	0	0
Unrealized loss on pension benefit obligation, net of tax	(2,724)	0	0
Comprehensive income	56,968	28,611	20,385
Add: Comprehensive loss attributable to noncontrolling interests	397	0	0
Total comprehensive income attributable to Vistaprint N.V.	$ 57,365	$ 28,611	$ 20,385